SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost
Short-term lease cost	9,800	3,800	7,498	7,686
Variable lease cost
Total lease cost	$ 9,800	$ 3,800	$ 7,498	$ 7,686